Note 6 - Derivative Liabilities	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE
6
- DERIVATIVE LIABILITIES

Upon closing of the private placement transactions on
February
12,
2016,
the Company issued
127,346
and
295,945
warrants, to the placement agent of the private offering and to Strategic Bio Partners for debt cancellation, respectively, to purchase the Company’s Series B Preferred Stock with an exercise price of
$1.25
and a
five
-year term. The warrants have a cashless exercise feature that requires the Company to classify the warrants as a derivative liability.